REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of disaggregates revenue
Canadian Medical	Year ended
Medical	December 31, 2018	December 31, 2017
Dried Cannabis	$11,130,996	$8,500,837
Extracts	22,936,664	11,291,635
Other	1,202,786	905,292
	$35,270,446	$20,697,764

Wholesale	Year ended
	December 31, 2018	December 31, 2017
Dried Cannabis	$8,060,510	$-
Extracts	776,435	$-
Other	1,537,752	$-
	$10,374,697	$-

Total	$45,645,143	$20,697,764